Schedule of Fair Value Of Derivative Assets (Details) (Interest Rate Swap Agreements, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Interest Rate Swap Agreements
Year of Maturity	2016
Weighted Average Month of Maturity	Apr
Aggregate Notional Amount	$ 154,450
Weighted Average Fixed Pay Rate/Cap Rate	5.04%
Aggregate Fair Value Asset/Liability	$ (12,175)